Cash and cash equivalents and time deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents and time deposits
Time deposits	$ 10	$ 11,128
Maturity (in months)	5 months	3 months